Short-Term Debt - Summary of Short-Term Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [abstract]
Commercial paper	$ 0	$ 650
Other credit facilities	159	326
Total	$ 159	$ 976